Risk Management (Details 18) - BRL (R$) R$ in Thousands	Dec. 31, 2018		Dec. 31, 2017
Financial assets and liabilities measured at fair value
Brazilian government securities	R$ 206,756,050		R$ 202,249,272
Corporate debt and marketable equity securities	9,303,942		12,339,790
Bank debt securities	10,164,454		8,348,269
Mutual funds	3,657,393		4,377,508
Foreign governments securities	849,114		528,010
Brazilian sovereign bonds	659,603		307
Financial assets at fair value through profit or loss	231,390,556		0
Trading securities	0		227,843,156
Derivative financial instruments	14,770,594		13,866,885
Derivative financial instruments (liabilities)	(16,152,087)		(14,274,999)
Derivatives	(1,381,493)		(408,114)
Brazilian government securities	150,818,755		103,281,758
Corporate debt securities	5,975,194		39,978,630
Bank debt securities	5,921,076		1,183,853
Brazilian sovereign bonds	1,564,667		728,127
Mutual funds	2,841,361		0
Foreign governments securities	0		3,202,547
Marketable equity securities and other stocks	10,929,483		11,037,807
Total	178,050,536	[1]	0
Balance on	0		159,412,722
Brazilian government securities	0		53,841,066
Corporate debt securities	0		825,287
Bank debt securities	0		4,904,070
Brazilian sovereign bonds	0		713,555
Financial assets pledged as collateral	0		60,283,978
Total	408,059,599		447,131,742
Level 1
Financial assets and liabilities measured at fair value
Brazilian government securities	202,199,216		198,273,452
Corporate debt and marketable equity securities	3,678,532		3,716,053
Bank debt securities	1,554,257		1,952,015
Mutual funds	3,657,393		4,377,508
Foreign governments securities	849,114		528,010
Brazilian sovereign bonds	659,603		307
Financial assets at fair value through profit or loss	212,598,115		0
Trading securities	0		208,847,345
Derivative financial instruments	34,752		46,601
Derivative financial instruments (liabilities)	(32,434)		0
Derivatives	2,318		46,601
Brazilian government securities	150,778,773		103,237,635
Corporate debt securities	3,761,191		4,786,078
Bank debt securities	5,715,372		1,086,454
Brazilian sovereign bonds	1,564,667		728,127
Mutual funds	2,841,361		0
Foreign governments securities	0		3,202,547
Marketable equity securities and other stocks	5,266,028		4,380,606
Total	169,927,392		0
Balance on	0		117,421,447
Brazilian government securities	0		53,841,066
Corporate debt securities	0		825,287
Bank debt securities	0		4,904,070
Brazilian sovereign bonds	0		713,555
Financial assets pledged as collateral	0		60,283,978
Total	382,527,825		386,599,371
Level 2
Financial assets and liabilities measured at fair value
Brazilian government securities	4,556,831		3,975,816
Corporate debt and marketable equity securities	5,206,852		8,271,295
Bank debt securities	8,610,197		6,396,254
Mutual funds	0		0
Foreign governments securities	0		0
Brazilian sovereign bonds	0		0
Financial assets at fair value through profit or loss	18,373,880		0
Trading securities	0		18,643,365
Derivative financial instruments	14,699,247		13,814,312
Derivative financial instruments (liabilities)	(16,095,752)		(14,264,124)
Derivatives	(1,396,505)		(449,812)
Brazilian government securities	0		0
Corporate debt securities	1,664,892		31,740,856
Bank debt securities	205,704		97,399
Brazilian sovereign bonds	0		0
Mutual funds	0		0
Foreign governments securities	0		0
Marketable equity securities and other stocks	2,649,350		3,261,732
Total	4,519,946		0
Balance on	0		35,099,987
Brazilian government securities	0		0
Corporate debt securities	0		0
Bank debt securities	0		0
Brazilian sovereign bonds	0		0
Financial assets pledged as collateral	0		0
Total	21,497,321		53,293,540
Level 3
Financial assets and liabilities measured at fair value
Brazilian government securities	3		4
Corporate debt and marketable equity securities	418,558		352,442
Bank debt securities	0		0
Mutual funds	0		0
Foreign governments securities	0		0
Brazilian sovereign bonds	0		0
Financial assets at fair value through profit or loss	418,561		0
Trading securities	0		352,446
Derivative financial instruments	36,595		5,972
Derivative financial instruments (liabilities)	(23,901)		(10,875)
Derivatives	12,694		(4,903)
Brazilian government securities	39,982		44,123
Corporate debt securities	549,111		3,451,696
Bank debt securities	0		0
Brazilian sovereign bonds	0		0
Mutual funds	0		0
Foreign governments securities	0		0
Marketable equity securities and other stocks	3,014,105		3,395,469
Total	3,603,198		0
Balance on	0		6,891,288
Brazilian government securities	0		0
Corporate debt securities	0		0
Bank debt securities	0		0
Brazilian sovereign bonds	0		0
Financial assets pledged as collateral	0		0
Total	R$ 4,034,453		R$ 7,238,831

[1]	In June 2018, the Management decided to reclassify the Securities measured at fair value through other comprehensive income to be measured at amortized cost, in the amount of R$17,022,922 thousand. This reclassification was the result of the alignment of risk and capital management. Without considering this reclassification of the securities it would have been recognized in other comprehensive income fair value changes, a gain in the amount of R$581,991 thousand.